Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,320,836.36

Principal:
Principal Collections	$36,196,193.57
Prepayments in Full	$42,285,015.55
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$78,481,209.12
Collections	$84,802,045.48

Purchase Amounts:
Purchase Amounts Related to Principal	$758,496.29
Purchase Amounts Related to Interest	$3,729.29
Sub Total	$762,225.58

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$85,564,271.06

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$85,564,271.06
Servicing Fee	$1,366,445.24	$1,366,445.24	$0.00	$0.00	$84,197,825.82
Interest - Class A-1 Notes	$58,213.01	$58,213.01	$0.00	$0.00	$84,139,612.81
Interest - Class A-2 Notes	$129,928.89	$129,928.89	$0.00	$0.00	$84,009,683.92
Interest - Class A-3 Notes	$161,755.56	$161,755.56	$0.00	$0.00	$83,847,928.36
Interest - Class A-4 Notes	$58,481.94	$58,481.94	$0.00	$0.00	$83,789,446.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$83,789,446.42
Interest - Class B Notes	$33,408.06	$33,408.06	$0.00	$0.00	$83,756,038.36
Second Priority Principal Payment	$45,520,598.89	$45,520,598.89	$0.00	$0.00	$38,235,439.47
Interest - Class C Notes	$29,640.72	$29,640.72	$0.00	$0.00	$38,205,798.75
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$6,635,798.75
Interest - Class D Notes	$42,619.50	$42,619.50	$0.00	$0.00	$6,593,179.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$6,593,179.25
Regular Principal Payment	$289,609,401.11	$6,593,179.25	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$85,564,271.06

Principal Payment:
First Priority Principal Payment					$0.00
First Priority Principal Payment					$45,520,598.89
First Priority Principal Payment					$31,570,000.00
First Priority Principal Payment					$6,593,179.25
Total					$83,683,778.14
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$83,683,778.14	$228.21	$58,213.01	$0.16	$83,741,991.15	$228.37
Class A-2 Notes	$0.00	$0.00	$129,928.89	$0.26	$129,928.89	$0.26
Class A-3 Notes	$0.00	$0.00	$161,755.56	$0.32	$161,755.56	$0.32
Class A-4 Notes	$0.00	$0.00	$58,481.94	$0.44	$58,481.94	$0.44
Class B Notes	$0.00	$0.00	$33,408.06	$0.71	$33,408.06	$0.71
Class C Notes	$0.00	$0.00	$29,640.72	$0.94	$29,640.72	$0.94
Class D Notes	$0.00	$0.00	$42,619.50	$1.35	$42,619.50	$1.35
Total	$83,683,778.14	$51.98	$514,047.68	$0.32	$84,197,825.82	$52.30

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$366,700,000.00	1.0000000	$283,016,221.86	0.7717923
Class A-2 Notes	$497,600,000.00	1.0000000	$497,600,000.00	1.0000000
Class A-3 Notes	$502,000,000.00	1.0000000	$502,000,000.00	1.0000000
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,610,040,000.00	1.0000000	$1,526,356,221.86	0.9480238

Pool Information
Weighted Average APR	4.559%	4.536%
Weighted Average Remaining Term	56.17	55.34
Number of Receivables Outstanding	75,170	72,602
Pool Balance	$1,639,734,292.80	$1,560,494,096.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,578,469,680.03	$1,501,379,401.11
Pool Factor	1.0000000	0.9516750

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$23,407,411.45
Yield Supplement Overcollateralization Amount	$59,114,695.60
Targeted Overcollateralization Amount	$74,323,435.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$34,137,874.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		133	$490.68
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$490.68
Cumulative Net Losses Last Collection Period			$0.00
Cumulative Net Losses for all Collection Periods			$490.68

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.00%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.56%	423	$8,768,024.65
61-90 Days Delinquent	0.01%	6	$105,688.94
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.57%	429	$8,873,713.59

Repossession Inventory:
Repossessed in the Current Collection Period		5	$138,948.06
Total Repossessed Inventory		5	$138,948.06

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.0004%
Three Month Average			0.0000%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.0083%
Three Month Average			0.0000%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer